Schedule Of Forecast And Actual Payment Of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the year	$ 49	$ 1
Fair value change recognized in OCI during the year	2,705	8,302	1,491
Total amount reclassified from cash flow hedge reserve to income statement during the year	(242)	(8,223)	(1,489)
to "Customer support and operation"	(91)	(5,480)	(943)
to "General and administrative expenses"	(136)	(4,925)	(597)
Effect of changes in exchange rates (OCI)	(15)	2,182	51
Deferred income taxes	(1,025)	(31)	(1)
Balance at end of the year	$ 1,487	$ 49	$ 1